Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Financial Liabilities
(a)	Other liabilities

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Finance lease liabilities (Note 30)	79	48	7

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Current	33	14	2
Non-current	46	34	5

Total	79	48	7

Summary of Loans and Borrowings
(b)	Loans and borrowings

	Effective interest rate	Maturity	31.12.2017
	%		RMB’000
Current
Renminbi denominated loans	3.99	2018	1,600,000

Non-current
Malaysian Ringgit denominated loans	5.95	2020	11,685
Singapore Dollar denominated loans(iii)	1.88	2020	14,656

			26,341

	Effective interest rate	Maturity	31.12.2018	31.12.2018
	%		RMB’000	US$’000
Current
Renminbi denominated loans	4.26	2019	1,500,000	224,212
US dollar denominated loans(ii)	3.48	2019	501,014	74,889

			2,001,014	299,101

Non-current
Singapore Dollar denominated loans(iii)	2.84	2020	15,078	2,254

Note:

(i)	All loans balances as stated above do not have a callable feature.

(ii)	The loan was secured by the Group’s bill receivables of RMB 524.1 million (US$78.3 million).

(iii)	The loans comprise:

Issuer bank	Facility limit		Usage
			RMB’000
December 31, 2017
MUFG Bank Ltd	S$	30 million	14,656

December 31, 2018
MUFG Bank Ltd	S$	30 million	15,078

		US$’000	2,254